Related-Party Transactions - Compensation Expenses of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 1,135	¥ 1,157	¥ 1,161
Share-based compensation	¥ 295	¥ 204	¥ 214